Appendix IV: Financial Instruments - Interest Rate Swaps (Details) - Interest rate swaps € in Millions	Dec. 31, 2017 EUR (€)
Non trading purposes | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (134)
Non trading purposes | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3)
Non trading purposes | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(50)
Non trading purposes | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5
Non trading purposes | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.2637%
Average spread (as a percent)	0.44261%
Non trading purposes | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.67538%
Average spread (as a percent)	1.04085%
Non trading purposes | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.04098%
Average spread (as a percent)	0.38698%
Non trading purposes | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.45457%
Average spread (as a percent)	0.61877%
Non trading purposes | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.62908%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.98749%
Average spread (as a percent)	0.65977%
Non trading purposes | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.39588%
Average spread (as a percent)	1.52265%
Non trading purposes | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.25%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.3946%
Average spread (as a percent)	0.35677%
Non trading purposes | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.52265%
Average spread (as a percent)	1.61309%
Non trading purposes | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.363%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.68918%
Average spread (as a percent)	0.50567%
Non trading purposes | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.61309%
Average spread (as a percent)	1.68324%
Non trading purposes | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.75523%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.03801%
Average spread (as a percent)	1.00887%
Non trading purposes | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.72578%
Average spread (as a percent)	0.92195%
Non trading purposes | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.27197%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.26907%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.47088%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (1,010)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (6)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (76)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.2546%
Average spread (as a percent)	0.47843%
Non trading purposes | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.21735%
Average spread (as a percent)	1.70072%
Non trading purposes | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.86603%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.3847%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.90725%
Average spread (as a percent)	0.19602%
Non trading purposes | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.45435%
Average spread (as a percent)	0.00027%
Non trading purposes | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.7325%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.05811%
Average spread (as a percent)	0.02278%
Non trading purposes | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.5595%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.30378%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.925%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.83529%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.95086%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52024%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 871
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 3
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 26
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (370)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (190)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (5)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (100)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (282)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (40,665)
Non trading purposes | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,164)
Non trading purposes | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,499)
Non trading purposes | Receiving leg | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(8,097)
Non trading purposes | Receiving leg | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(639)
Non trading purposes | Receiving leg | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(676)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,861)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(283)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(28)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(9,145)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(283)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(23)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,282)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(283)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(248)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(4,018)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(534)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(524)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(6,262)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(142)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(22,668)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(755)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,575)
Non trading purposes | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(22,395)
Non trading purposes | Receiving leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(807)
Non trading purposes | Receiving leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,218)
Non trading purposes | Receiving leg | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,868)
Non trading purposes | Receiving leg | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(415)
Non trading purposes | Receiving leg | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(789)
Non trading purposes | Receiving leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,359)
Non trading purposes | Receiving leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(4,985)
Non trading purposes | Receiving leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(68)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,280)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(169)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(359)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(250)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(192)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(4,544)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(142)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(17,773)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(808)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,219)
Non trading purposes | Paying leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 370
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 190
Average interest rate (as a percent)	0.51579%
Non trading purposes | Paying leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 5
Average interest rate (as a percent)	0.85%
Non trading purposes | Paying leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 100
Average interest rate (as a percent)	1.175%
Non trading purposes | Paying leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 287
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 40,665
Non trading purposes | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,164
Non trading purposes | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,499
Non trading purposes | Paying leg | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	8,097
Non trading purposes | Paying leg | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	639
Non trading purposes | Paying leg | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	676
Non trading purposes | Paying leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,861
Non trading purposes | Paying leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	283
Non trading purposes | Paying leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	28
Non trading purposes | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	9,145
Non trading purposes | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	283
Non trading purposes | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	23
Non trading purposes | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,282
Non trading purposes | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	283
Non trading purposes | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	248
Non trading purposes | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	4,018
Non trading purposes | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	534
Non trading purposes | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	524
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	6,262
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	142
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	21,658
Non trading purposes | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	749
Non trading purposes | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,499
Non trading purposes | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	22,395
Non trading purposes | Paying leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	807
Non trading purposes | Paying leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,218
Non trading purposes | Paying leg | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,868
Non trading purposes | Paying leg | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	415
Non trading purposes | Paying leg | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	789
Non trading purposes | Paying leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,359
Non trading purposes | Paying leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	4,985
Non trading purposes | Paying leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	68
Non trading purposes | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,280
Non trading purposes | Paying leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	169
Non trading purposes | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	359
Non trading purposes | Paying leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	250
Non trading purposes | Paying leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	192
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	4,544
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	142
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	18,644
Non trading purposes | Paying leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	811
Non trading purposes | Paying leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,245
Derivative instruments | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	424
Derivative instruments | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(918)
Derivative instruments | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(216)
Derivative instruments | Fair value | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(17)
Derivative instruments | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7)
Derivative instruments | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1)
Derivative instruments | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 1
Derivative instruments | Fixed to floating | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.89729%
Average spread (as a percent)	0.02904%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.39864%
Average spread (as a percent)	0.10332%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 2
Derivative instruments | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.927%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.19496%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.4264%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.31678%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.2765%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2018 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.44508%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	5.75%
Average spread (as a percent)	1.12%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.01893%
Average spread (as a percent)	0.21854%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.89667%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.86629%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.9525%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.2497%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.43519%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.83101%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.51145%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.745%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.24023%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.21218%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.42088%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (88)
Derivative instruments | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (918)
Derivative instruments | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 1
Derivative instruments | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (216)
Derivative instruments | Fixed to floating | Fair value | JPY
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (3)
Derivative instruments | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (17)
Derivative instruments | Fixed to floating | Fair value | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 1
Derivative instruments | Floating to fixed | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.70475%
Average spread (as a percent)	0.20413%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	1.84576%
Derivative financial assets held for hedging	€ (3)
Derivative instruments | Floating to fixed | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 1
Derivative instruments | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.70072%
Average spread (as a percent)	0.42899%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2018 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2018 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	5.05372%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2018 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	2.00099%
Derivative financial assets held for hedging	€ (2)
Derivative instruments | Floating to fixed | 2018 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	5.2518%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.06536%
Average spread (as a percent)	1.25351%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	1.54834%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.56599%
Average spread (as a percent)	0.05388%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	6.66833%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.31%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.2518%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.91555%
Average spread (as a percent)	0.02695%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.2605%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.27453%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.12299%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.29361%
Derivative financial assets held for hedging	€ 3
Derivative instruments | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.21664%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.25174%
Derivative financial assets held for hedging	€ (3)
Derivative instruments | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 511
Derivative instruments | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (5)
Derivative instruments | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 3
Derivative instruments | Floating to fixed | Fair value | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (7)
Derivative instruments | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (2)
Derivative instruments | Receiving leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ (20)
Derivative instruments | Receiving leg | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Receiving leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ (20)
Derivative instruments | Receiving leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Receiving leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Receiving leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Receiving leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Receiving leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Derivative financial assets held for hedging	€ (37)
Derivative instruments | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,800)
Derivative instruments | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13,385)
Derivative instruments | Receiving leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,366)
Derivative instruments | Receiving leg | Fixed to floating | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(74)
Derivative instruments | Receiving leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(80)
Derivative instruments | Receiving leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(534)
Derivative instruments | Receiving leg | Fixed to floating | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(32)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(200)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,371)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(563)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(74)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2018 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(214)
Derivative instruments | Receiving leg | Fixed to floating | 2018 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2018 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,132)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(64)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,779)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(789)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(192)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(500)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,509)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,235)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(563)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(128)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,100)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6,359)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(451)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,881)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13,993)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(129)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,578)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(74)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(86)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(549)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(36)
Derivative instruments | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(14,198)
Derivative instruments | Receiving leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(248)
Derivative instruments | Receiving leg | Floating to fixed | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(110)
Derivative instruments | Receiving leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(167)
Derivative instruments | Receiving leg | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,166)
Derivative instruments | Receiving leg | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2018 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2018 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(87)
Derivative instruments | Receiving leg | Floating to fixed | 2018 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(72)
Derivative instruments | Receiving leg | Floating to fixed | 2018 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(70)
Derivative instruments | Receiving leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,371)
Derivative instruments | Receiving leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(38)
Derivative instruments | Receiving leg | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,097)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(27)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(10)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,102)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(134)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(21)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(192)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(31)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(5,270)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(35)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(10,610)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(129)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(247)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(110)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (29)
Derivative instruments | Paying leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 20
Derivative instruments | Paying leg | Fixed to fix | 2018 | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Paying leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.85%
Derivative financial assets held for hedging	€ 20
Derivative instruments | Paying leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Paying leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Paying leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Paying leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Paying leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 38
Derivative instruments | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,800
Derivative instruments | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,385
Derivative instruments | Paying leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,366
Derivative instruments | Paying leg | Fixed to floating | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	74
Derivative instruments | Paying leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	80
Derivative instruments | Paying leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	534
Derivative instruments | Paying leg | Fixed to floating | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	34
Derivative instruments | Paying leg | Fixed to floating | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	200
Derivative instruments | Paying leg | Fixed to floating | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,371
Derivative instruments | Paying leg | Fixed to floating | 2018 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	563
Derivative instruments | Paying leg | Fixed to floating | 2018 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	74
Derivative instruments | Paying leg | Fixed to floating | 2018 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2018 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	214
Derivative instruments | Paying leg | Fixed to floating | 2018 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2018 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4
Derivative instruments | Paying leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,132
Derivative instruments | Paying leg | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	64
Derivative instruments | Paying leg | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,779
Derivative instruments | Paying leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	789
Derivative instruments | Paying leg | Fixed to floating | 2020 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	7
Derivative instruments | Paying leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	192
Derivative instruments | Paying leg | Fixed to floating | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	500
Derivative instruments | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,509
Derivative instruments | Paying leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,235
Derivative instruments | Paying leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	563
Derivative instruments | Paying leg | Fixed to floating | 2022 | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	128
Derivative instruments | Paying leg | Fixed to floating | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,100
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6,359
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	451
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,793
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,075
Derivative instruments | Paying leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	130
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,362
Derivative instruments | Paying leg | Fixed to floating | Fair value | JPY
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	74
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	83
Derivative instruments | Paying leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	532
Derivative instruments | Paying leg | Fixed to floating | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	37
Derivative instruments | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	14,198
Derivative instruments | Paying leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	248
Derivative instruments | Paying leg | Floating to fixed | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	107
Derivative instruments | Paying leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	168
Derivative instruments | Paying leg | Floating to fixed | 2018 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,166
Derivative instruments | Paying leg | Floating to fixed | 2018 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2018 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2018 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2018 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	87
Derivative instruments | Paying leg | Floating to fixed | 2018 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	70
Derivative instruments | Paying leg | Floating to fixed | 2018 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	70
Derivative instruments | Paying leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,371
Derivative instruments | Paying leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	37
Derivative instruments | Paying leg | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,097
Derivative instruments | Paying leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	27
Derivative instruments | Paying leg | Floating to fixed | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	10
Derivative instruments | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,102
Derivative instruments | Paying leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	134
Derivative instruments | Paying leg | Floating to fixed | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	21
Derivative instruments | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	192
Derivative instruments | Paying leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	34
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	5,270
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	32
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	11,121
Derivative instruments | Paying leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	124
Derivative instruments | Paying leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	250
Derivative instruments | Paying leg | Floating to fixed | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	103
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 27